Expense Example, No Redemption - FT Vest Laddered Autocallable Barrier & Income ETF - FT Vest Laddered Autocallable Barrier & Income ETF	Dec. 18, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 77
Expense Example, No Redemption, 3 Years	$ 240